UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada  89521

 (Address of principal executive offices) (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GREENWICH IVY
LONG-SHORT FUND

Institutional Class Ticker: GIVYX

SEMI-ANNUAL REPORT

MARCH 31, 2022

(Unaudited)

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials 7.81%
Money Market Fund 15.26%
Real Estate Investment Trusts 2.68%
Technology 7.60%
Utilities 2.51%
Basic Materials 2.98%
Communication Services 11.51%
Consumer Cyclical 16.19%
Consumer Defensive 3.71%
Energy 6.13%
Exchange Traded Funds 4.41%
Financial Services 14.92%
Healthcare 4.29%

Sectors are categorized using Morningstar® classifications, and do not correspond to the classifications used in the Schedule of Investments which are derived from SIC industries.

Excludes securities sold short.

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SCHEDULE OF INVESTMENTS

MARCH 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCKS - 48.86%

Air Courier Services - 0.94%
757	FedEx Corp. (a)	$ 175,162

Aircraft - 0.77%
750	Boeing Co. (a) *	143,625

Apparel Retail - 0.25%
24,486	Global Fashion Group SA (Luxembourg) *	45,982

Auto Manufacturers - 1.01%
14,649	Aston Martin Lagonda Global Holdings PLC (United Kingdom) *	189,659

Cable & Other Pay Television Services - 0.81%
5,954	Liberty Global PLC Series A (United Kingdom) (a) *	151,887

Cigarettes - 1.62%
3,423	Altria Group, Inc. (a)	178,852
10,254	Vector Group, Ltd.	123,458
		302,310
Computer Storage Devices - 0.94%
2,123	NetApp, Inc.	176,209

Construction - Special Trade Contractors - 0.71%
16,251	Matrix Service Co. *	133,583

Construction, Mining & Materials Handling Machinery & Equipment - 0.44%
3,382	ChampionX Corp. *	82,791

Deep Sea Foreign Transportation of Freight - 0.96%
12,219	Atlas Corp.	179,375

Entertainment Facilities - 1.08%
3,062	Basic-Fit N.V. (Netherlands) *	137,094
20,004	Thunderbird Entertainment Group, Inc. (Canada) *	65,593
		202,687
Financial Services - 2.29%
80,220	ECN Capital Corp. (Canada)	427,925

Fire, Marine & Casualty Insurance - 0.98%
2,548	Hartford Financial Services Group, Inc.	182,972

Furnishings, Fixtures & Appliances - 0.91%
14,255	Victoria PLC (United Kingdom) *	169,722

Gambling - 0.22%
1,949	Pollard Banknote, Ltd. (Canada)	41,977

Hotels & Motels - 1.36%
5,168	Accor SA (France) *	167,162
1,501	Travel & Leisure Co. (a)	86,968
		254,130

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Value

Household & Personal Products - 0.72%
2,012	Henkel AG & Co. KGaA (Germany) *	$ 134,790

Industrial Inorganic Chemicals - 1.40%
1,050	Air Products & Chemicals, Inc.	262,405

Industrial Organic Chemicals - 0.48%
865	LyondellBasell Industries N.V.	88,939

Insurance - Reinsurance - 0.89%
33,634	Conduit Holdings, Ltd. (Bermuda)	165,749

Internet Retail - 1.25%
3,352	Delivery Hero SE (Germany) *	147,852
2,527	Just Eat Takeaway.com N.V. (Netherlands) *	86,159
		234,011
Investment Advice - 0.80%
2,410	Apollo Global Management, Inc. Class A (a)	149,396

Motor Vehicles & Passenger Car Bodies - 0.58%
6,700	Stellantis N.V. (Netherlands) (a) *	109,009

National Commercial Banks - 1.89%
1,303	JPMorgan Chase & Co.	177,625
7,935	Regions Financial Corp.	176,633
		354,258
Natural Gas Transmission - 1.16%
6,513	Williams Cos., Inc. (a)	217,599

Oil & Gas - 0.90%
3,850	Parex Resources, Inc. (Canada)	78,978
10,785	Whitecap Resources, Inc. (Canada)	89,187
		168,165
Oil & Gas Field Services - 0.57%
3,393	Core Laboratories N.V (Netherlands)	107,321

Pharmaceutical Preparations - 2.70%
1,589	AbbVie, Inc. (a)	257,593
2,321	Bristol-Myers Squibb Co. (a)	169,503
951	Merck & Co., Inc.	78,030
		505,126
Pipe Lines (No Natural Gas) - 0.78%
3,167	Enbridge, Inc. (Canada)	145,765

Railroads, Line-Haul Operating - 1.53%
1,218	Canadian National Railway Co. (Canada)	163,358
1,500	Canadian Pacific Railway, Ltd. (Canada)	123,779
		287,137
Retail - Discretionary - 0.23%
2,053	Asos PLC *	43,450

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Value

Retail - Eating & Drinking Places - 2.12%
6,401	Brinker International, Inc. *	$ 244,262
49,348	Mitchells & Butlers PLC (United Kingdom) *	151,620
		395,882
Retail - Family Clothing Stores - 0.91%
10,090	American Eagle Outfitters, Inc.	169,512

Services - Business Services - 2.10%
2,098	Fidelity National Information Services, Inc. (a)	210,681
5,103	Uber Technologies, Inc. (a) *	182,075
		392,756
Services - Computer Integrated Systems Design - 0.83%
30,432	ASA International Group PLC (United Kingdom) *	37,032
9,039	Kyndryl Holdings, Inc. (a) *	118,592
		155,624
Services - Computer Processing & Data Preparation - 0.70%
14,832	E2open Parent Holdings, Inc. *	130,670

Services - Computer Programming, Data Processing, Etc. - 4.45%
12,925	Magnite, Inc. (a) *	170,739
936	Meta Platforms, Inc. Class A (a) *	208,129
9,101	Pinterest, Inc. Class A (a) *	223,976
2,271	TripAdvisor, Inc. Class A *	61,589
4,362	Twitter, Inc. (a) *	168,766
		833,199
Services - Miscellaneous Business Services - 0.77%
1,211	Sea, Ltd. ADR (a) *	145,066

Services - Prepackaged Software - 0.41%
3,482	BigCommerce Holdings, Inc. Series 1 *	76,291

Sporting & Athletic Goods - 0.29%
4,200	American Outdoor Brands, Inc. (a) *	55,146

State Commercial Banks - 1.39%
5,245	Bank of New York Mellon Corp.	260,309

Telephone Communications (No Radiotelephone) - 1.18%
9,344	AT&T, Inc.	220,799

Trucking & Courier Services (No Air) - 0.96%
842	United Parcel Services, Inc. Class B	180,575

Utilities - Diversified - 0.98%
27,281	Enel SpA (Italy)	183,186

Utilities - Renewable - 0.60%
6,804	Fortum Oyj (Finland)	112,470

TOTAL COMMON STOCKS (Cost $8,947,183) - 48.86%		9,144,601

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 2.78%
2,238	iShares MSCI EAFE ETF	$ 164,717
5,426	iShares MSCI Hong Kong ETF	122,465
1,784	iShares S&P Small-Cap 600 Value ETF	182,664
2,300	US Global Jets ETF	50,048
TOTAL EXCHANGE TRADED FUNDS (Cost $534,719) - 2.78%		519,894

REAL ESTATE INVESTMENT TRUSTS - 1.69%
7,566	Store Capital Corp. (a)	221,154
7,155	Whitestone REIT Class B (a)	94,804
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $329,978) - 1.69%		315,958

MONEY MARKET FUND - 9.60%
1,796,726	First American Treasury Obligations Fund Class X 0.23% **	1,796,726
TOTAL MONEY MARKET FUND (Cost $1,796,726) - 9.60%		1,796,726

INVESTMENTS IN SECURITIES, AT VALUE (Cost $11,608,606) - 62.93%		11,777,179

OTHER ASSETS LESS LIABILITIES - 37.07%		6,937,668

NET ASSETS - 100.00%		$ 18,714,847

(a) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $3,438,722.

* Non-income producing security during the period.

**Variable rate security; the rate shown represents the yield at March 31, 2022.

*** Classifications in this Schedule of Investments are derived from Standard Industrial Classification ("SIC") Codes.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCKS * - (28.22)%

Aerospace & Defense - (0.64)%
(516)	MTU Aero Engines AG (Germany)	$ (120,310)

Agricultural Chemicals - (1.73)%
(2,438)	Mosiac Co.	(162,127)
(1,577)	CF Industries Holdings, Inc.	(162,526)
		(324,653)
Aircraft Parts & Auxillary Equipment - (0.86)%
(247)	TransDigm Group, Inc.	(160,930)

Bottled & Canned Soft Drinks Carbonated Waters - (0.92)%
(3,131)	Celsius Holdings, Inc.	(172,769)

Construction - Special Trade Contractors - (1.34)%
(3,155)	Ameresco, Inc.	(250,822)

Electronic Components & Accessories - (1.20)%
(1,351)	Universal Display Corp.	(225,549)

Electronic Computers - (1.94)%
(2,080)	Apple, Inc.	(363,189)

Food & Kindred Products - (0.89)%
(4,414)	Simply Good Foods Co.	(167,511)

Grain Mill Products - (1.01)%
(1,833)	Freshpet, Inc.	(188,139)

Guided Missiles & Space Vehicles & Parts - (0.88)%
(372)	Lockheed Martin Corp.	(164,201)

Hotels & Motels - (0.49)%
(517)	Marriott International, Inc. Class A	(90,863)

Motorcycles, Bicycles & Parts - (0.61)%
(2,899)	Harley-Davidson, Inc.	(114,221)

Newspapers: Publishing or Publishing & Printing - (0.88)%
(3,582)	New York Times Co.	(164,199)

Primary Production of Aluminum - (1.29)%
(2,691)	Alcoa Corp.	(242,271)

Retail - Auto & Home Supply Stores - (0.57)%
(156)	O'Reilly Automotive, Inc.	(106,854)

Retail - Auto Dealers & Gasoline Stations - (2.89)%
(1,522)	AutoNation, Inc.	(151,561)
(903)	Group 1 Automotive, Inc.	(151,550)
(526)	Lithia Motors, Inc.	(157,863)
(848)	Penske Automotive Group, Inc.	(79,475)
		(540,449)

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Shares		Value

Retail - Catalog & Mail-Order Houses - (0.90)%
(947)	CDW Corp.	$ (169,409)

Retail - Grocery Stores - (0.79)%
(4,498)	Grocery Outlet Holding Corp.	(147,444)

Retail - Variety Stores - (0.63)%
(205)	Costco Wholesale Corp.	(118,049)

Services - Advertising Agencies - (0.60)%
(3,152)	Interpublic Group of Cos., Inc.	(111,738)

Services - Amusement & Recreation Services - (0.42)%
(661)	Live Nation Entertainment, Inc.	(77,760)

Services - Business Services - (0.43)%
(160)	MSCI, Inc.	(80,461)

Services - Computer Programming, Data Processing, Etc. - (0.70)%
(300)	Factset Research Systems, Inc.	(130,245)

Services - Computer Integrated Systems Design - (0.90)%
(4,350)	Parsons Corp.	(168,345)

Services - Management Services - (0.65)%
(3,766)	Evolent Health, Inc.	(121,642)

Services - Misc Health & Allied Services - (1.26)%
(4,596)	Progyny, Inc.	(236,234)

Services - Miscellaneous Amusement & Recreation - (0.15)%
(1,223)	Xponential Fitness, Inc.	(28,667)

Services - Personal Services - (0.47)%
(2,557)	Yelp, Inc.	(87,219)

Trucking (No Local) - (0.45)%
(420)	Hunt J B Transport Services, Inc.	(84,332)

Wholesale - Durable Goods - (0.86)%
(311)	W.W. Grainger, Inc.	(160,411)

Wood Household Furniture, (No Upholstered) - (0.87)%
(6,223)	Ethan Allen Interiors, Inc.	(162,234)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,289,591) - (28.22)%		(4,740,671)

EXCHANGE TRADED FUNDS - (32.11)%
(14,573)	iShares MSCI ACWI ETF	(1,454,094)
(10,088)	SPDR S&P 500 ETF Trust	(4,556,144)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,012,048) - (32.11)%		(6,010,238)

TOTAL SECURITIES SOLD SHORT (Proceeds $11,301,639) - (60.33)%		$(11,291,358)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2022 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $11,608,606)	$ 11,777,179
Cash	1,000
Foreign Currency at Value (Cost $229,148)	418,618
Deposit with Broker for Securities Sold Short	15,925,236
Receivables:
Dividends and Interest	25,721
Portfolio Securities Sold	1,884,815
Prepaid Expenses	10,370
Total Assets	30,042,939
Liabilities:
Securities Sold Short, at Value (Proceeds $11,301,639)	11,291,358
Payables:
Due to Adviser	5,665
Fund Shares Redeemed	552
Administrative Fees	4,330
Trustee Fees	2,773
Transfer Agent and Accounting Fees	2,707
Accrued Expenses	20,707
Total Liabilities	11,328,092

Net Assets	$ 18,714,847

Net Assets Consist of:
Paid In Capital	$ 17,758,528
Distributable Earnings (Deficit)	956,319
Net Assets, for 1,958,132 Shares Outstanding	$ 18,714,847

Institutional Class Shares
Net Assets	$ 18,714,847
Shares of beneficial interest outstanding	1,958,132
Net asset value per share	$ 9.56

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

For the six months ended March 31, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $752)	$ 289,410
Interest	351
Total Investment Income	289,761

Expenses:
Advisory fees	130,283
Audit fees	9,215
Custody	16,282
Legal fees	11,742
Transfer Agent fees	16,456
Chief Compliance Officer fees	762
Administrative fees	29,678
Shareholder servicing fees	12,680
Registration fees	17,745
Trustee fees	2,426
Insurance fees	370
Treasurer fees	153
Other expenses	5,457
Dividend expense	13,379
Interest expense	31,521
Printing and Mailing fees	3,080
Total Expenses	301,229
Less fees waived and expenses reimbursed by Advisor	(95,646)
Net Expenses	205,583

Net Investment Gain	84,178

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currencies:
Realized Gain on Investments	1,952,391
Realized Loss on Securities Sold Short	(661,578)
Realized Loss on Foreign Currencies	(6,470)
Net Change in Unrealized Depreciation on Investments	(3,017,200)
Net Change in Unrealized Appreciation on Securities Sold Short	825,006
Net Change in Unrealized Appreciation on Foreign Currencies	178,698
Realized and Unrealized Loss on Investments, Securities Sold Short and Foreign Currencies	(729,153)

Net Decrease in Net Assets Resulting from Operations	$ (644,975)

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2022	9/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ 84,178	$ (487,020)
Net Realized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	1,284,343	6,880,312
Unrealized Depreciation on Investments, Securities Sold Short, and Foreign Currency Translation	(2,013,496)	(142,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(644,975)	6,251,173

Distributions to Shareholders:
Distributions	(5,272,761)	-
Total Dividends and Distributions Paid to Shareholders	(5,272,761)	-

Capital Share Transactions (see Note 6)
Institutional Class	5,531,775	(2,440,042)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,531,775	(2,440,042)

Total Increase (Decrease) in Net Assets	(385,961)	3,811,131

Net Assets:
Beginning of Year/Period	19,100,808	15,289,677

End of Year/Period	$ 18,714,847	$ 19,100,808

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

(Unaudited) Six Months Ended 3/31/2022	Year Ended 9/30/2021	Period Ended 9/30/2020 (a)
Net Asset Value at Beginning of Year/Period	$ 13.92	$ 9.67	$ 10.00
Income (Loss) From Investment Operations:			
Net Investment Gain (Loss) *	0.05	(0.32)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.35)	4.57	(0.18)
Total from Investment Operations	(0.30)	4.25	(0.33)
Distributions:			
Realized Gains	(4.06)	-	-
Total from Distributions	(4.06)	-	-
Net Asset Value at End of Year/Period	$ 9.56	$ 13.92	$ 9.67
Total Return **	(2.78)% (c)	43.95%	(3.30)% (c)
Ratios/Supplemental Data:			
Net Assets at End of Year/Period (Thousands)	$ 18,715	$ 19,101	$ 15,290
Ratio of Expenses to Average Net Assets			
Before Reimbursement (d)(f)	3.47% (b)	3.96%	4.32% (b)
After Reimbursement (d)(f)	2.37% (b)	3.23%	3.30% (b)
Ratio of Net Investment Gain (Loss) to Average Net Assets			
After Reimbursement (d)(e)	0.97% (b)	(2.34)%	(1.94)% (b)
Portfolio Turnover	405.29% (c)	108.62%	121.41% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.52%, 1.38% and 1.45%, for the Six months ended March 31, 2022, the year ended September 30, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2022 (UNAUDITED)

 1.  ORGANIZATION

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Fund was formerly known as the Global Tactical Fund until a name change on May 24, 2021. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the Institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 As an investment company, as defined by the Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2021) or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2022, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

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GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES:  The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds, including the Fund, based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are determined to be readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2022, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 9,144,601	$ -	$ -	$ 9,144,601
Exchange Traded Funds	519,894	-	-	519,894
Real Estate Investment Trusts	315,958	-	-	315,958
Money Market Fund	1,796,726	-	-	1,796,726
Total	$ 11,777,179	$ -	$ -	$ 11,777,179

Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 5,281,120	$ -	$ -	$ 5,281,120
Exchange Traded Funds	6,010,238	-	-	6,010,238
Total	$ 11,291,358	$ -	$ -	$ 11,291,358

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments and Schedule of Securities Sold Short.

The Fund did not hold any Level 2 or Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trust on behalf of the Fund entered into a management agreement with the Adviser. The Adviser is a Delaware limited liability company.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the six months ended March 31, 2022, the Adviser earned $130,283 in advisory fees and waived advisory fees of $95,646. As of March 31, 2022, the Fund owed the Adviser $5,665.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Fiscal Year End	Expiration	Amount
September 30, 2020	September 30, 2023	$ 88,164
September 30, 2021	September 30, 2024	$151,300

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.35% of the Fund’s average daily net assets, subject to a minimum monthly fee of $1,000. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the six months ended March 31, 2022 CFS earned $29,678. At March 31, 2022 the Fund owed CFS $4,330.

TRANSFER AGENT AND FUND ACCOUNTANT: Mutual Shareholder Services, LLC ("MSS") receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

 5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the six months ended March 31, 2022, were as follows:

Purchases	$ 53,429,210
Sales	$ 60,596,280

Covers of and proceeds from securities sold short aggregated $42,150,172 and $39,316,025, respectively.

6.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2022, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Shares Sold	528,612	$ 6,162,051	1,304,164	$ 18,417,744
Shares Reinvested	537,189	5,253,709	-	-
Shares Redeemed	(480,135)	(5,883,985)	(1,513,014)	(20,857,786)
Net Increase	585,666	$ 5,531,775	(208,850)	$ (2,440,042)

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the net cost of investments and proceeds from securities sold short as of September 30, 2021 is $2,263,835. As of September 30, 2021, the gross unrealized appreciation on a tax basis totaled $4,629,850 and the gross unrealized depreciation totaled $(2,254,920) for a net unrealized appreciation of $2,374,930.

The differences between book and tax cost are wash sales and dividends treated as return of capital for tax purposes.

As of September 30, 2021 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $      1,443,395

Undistributed capital gain

        3,055,729

Net unrealized appreciation

        2,374,930

Total

$      6,874,054

No distributions were paid for the year ended September 30, 2021 and the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

The tax character of distributions paid during the six months ended March 31, 2022 are as follows:

Long-term Gain

$5,272,761

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2022, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 99.57% of the voting securities of the Fund and may be deemed to control the Fund.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure or recognition.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

EXPENSE ILLUSTRATION

MARCH 31, 2022 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, October 1, 2021 through March 31, 2022, for the Institutional Class.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2021	March 31, 2022	October 1, 2021 to March 31, 2022

Actual	$1,000.00	$ 972.24	$11.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.11	$11.89

* Expenses are equal to the Fund's annualized expense ratio of 2.37%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION

MARCH 31, 2022 (UNAUDITED)

PORTFOLIO HOLDINGS

The Trust files its complete schedules of investments for each fund, including the Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Trust’s Form N-PORT with respect to the Fund is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. Such proxy information is also available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

APPROVAL OF ADVISORY AGREEMENT

In connection with the regular meeting held on February 16, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Collaborative Investment Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Greenwich Ivy Capital, LLV (“GIC” or the “Adviser”) and the Trust, with respect to the Greenwich Ivy Long-Short Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that GIC had $14 million in assets under management as of November 30, 2021. The Board discussed the background information of Mr. Jindal, noting her education and financial industry experience. They discussed the adviser’s research process and acknowledged that the process allowed the adviser to invest in risk-adjusted investment opportunities. They noted that the adviser regularly monitors the Fund’s holdings to ensure compliance with the Fund’s investment limitations. The Trustees considered the adviser’s practice for monitoring compliance with the Fund’s investment limitations, noting that the adviser monitors the portfolio daily using portfolio software, trading systems, spreadsheets, and other relevant tools and services. The Trustees further noted that there were no material compliance issues reported during the previous two years. They acknowledged that the SEC initiated a National Exam Program examination of the adviser on September 16, 2021, which was still in progress. The Trustees concluded that the adviser would provide a high level of service to the Fund and its shareholders.

Performance.  The Trustees noted that the Fund had underperformed its peer group average, Morningstar category average and index over all periods presented in the report. They acknowledged the adviser’s contention that the Fund’s returns over the one-year period was due to defensive positions taken by the adviser. The Trustees concluded that the adviser was managing the Fund according to its stated objective and strategy as disclosed in the prospectus.

Fees and Expenses. The Trustees noted that the adviser’s annual fee with respect to the Global Fund was 1.50%, lower than the peer group average and higher than the Morningstar category median.  They observed that the net expense ratio of the Fund was 3.27%, which was higher than the peer group average and the Morningstar category average. They considered the adviser’s contention that the net expense ratio was higher given that the fund was hedged to the maximum extent necessary during a period of market volatility. The Trustees concluded the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that the adviser had not realized a profit in connection with the Fund. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees considered whether economies of scale had been realized in connection with the advisory services provided to the Fund. They noted the adviser’s willingness to consider fee reductions as a Fund’s assets continue to grow.

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COLLABORATIVE INVESTMENT SERIES TRUST

GREENWICH IVY LONG-SHORT FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2022 (UNAUDITED)

Conclusion. Having requested and received such information from GIC as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Report |  24

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

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PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Report |  26

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer Agent and Fund Accountant

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of Greenwich Ivy Long-Short Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 6, 2022

By /s/ Bill McCormick

     Bill McCormick

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: June 6, 2022